Filed Pursuant to Rule 497(a)
File No. 333-166636

BDCA - Home Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Participating in the Growth of America Learn More About the Fund News Business Development Corporation of America (“BDCA”) is a non-traded Offering Details 9 income and growth fund that invests in the debt and equity of private U.S. Find more information on the middle market companies. It will provide capital to middle market companies BDCA offering... (companies with annual revenues from $10 million to $1 billion) in an effort to May drive the growth and profitability of these enterprises. Learn More A o View All AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/[5/17/2011 2:01:12 PM]

BDCA - Offering Overview

BDCA
Business Development Corporation of America

Select Log In

Search

HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION


BDCA
Originate New Loans
Purchase Existing Secured Loans
INCOME & GROWTH
INCOME

Offering Overview

Business Development Corporation of America ("BDCA") is a non-traded income and growth fund that invests in the debt and equity of private U.S. middle market companies. (companies with annual revenues from $10 million to$1 billion.) It will provide capital to these enterprises in an effort to drive growth and profitability.

Incorporating a dual investment approach, BDCA will largely originate new loans and purchase predominately floating rate loans in the over-the-counter market. It seeks to offer investors a consistent income stream and the potential for enhanced total return.

The current environment creates opportunities for BDCA to make attractively priced investments that seek to provide strong earnings as well as the potential for asset appreciation.

AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein.

PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY.

Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500

Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 .

Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us
Copyright © 2011 Business Development Corporation of America

http://www.bdcofamerica.com/offering-overview/[5/17/2011 2:01:44 PM]

BDCA - Investment Strategy

BDCA
Business Development Corporation of America

Select Log In
Search

HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION


Higher
Priority of Claim on Assets and Cash Flows of the Company
Lower
Senior Secured Debt
Second Lien Secured Debt
Mezzanine Debt & Equity Warrants
Preferred Equity
Common Equity
Target of Investment

BDCA has the flexibility to invest in all components of the capital structure in order to take advantage of changing market conditions.

See the Glossary for More Information on these Investment Types

Investment Strategy

BDCA seeks to generate both current income and long-term capital appreciation for investors, with a goal to create a liquidity event 5-7 years from the completion of offering.

In an effort to meet these objectives, it will follow a prudent and focused investment strategy:*

- Invest largely in senior secured and second lien loans issued to middle market companies
- Employ disciplined underwriting policies and conduct rigorous portfolio management analysis
- Concentrate on long-term credit performance and principal protection
- Originate new loans[1]
- Purchase existing loans in over-the-counter market
- Diversify by industry and borrower

[1] Involves investment in mezzanine debt and equity warrants. Both of which tend to be more volatile than investment in senior secured and second lien loans.

* There is no guarantee that the investment objectives will be met.

AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein.

PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY.

Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500

Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 .

Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us
Copyright © 2011 Business Development Corporation of America

http://www.bdcofamerica.com/investment-strategy/[5/17/2011 2:02:19 PM]

BDCA - Offering Details

BDCA
Business Development Corporation of America

Select Log In
Search

HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION




Prospectus

View BDCA's Prospectus and Supplements

Offering Details

Product Type	Business Development Company
Investments	Debt and equity of U.S. lower middle market companies
Offering Size	$1.5 Billion
Price	$10.00 per share[1]
Minimum Initial Investments	$1,000
Suitability Requirements	Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,000[2]
Distributions Paid	Monthly[3]
Distribution Reinvestment Plan	Yes[4]
Share Repurchase Plan	Yes[4]

(1) If net asset value increases above $10.00 per share, we will increase the public offering price as necessary to ensure that shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV per share. The price which the investor pays for our shares may not reflect the current net asset value of the Company at the time of his or her subscription. Investors may pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline to our net asset value per share.

(2) Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, ME, MI, NE, NJ, ND, OH, OK, OR and TN. For additional information, please consult the current prospectus.

(3) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources.

(4) Detailed information on the terms, conditions and limitations can be found in the prospectus on the Distribution Reinvestment Plan and Share Repurchase Plan.

AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein.

PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY.

Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500

http://www.bdcofamerica.com/offering-details/[5/17/2011 2:16:23 PM]

BDCA - Offering Details Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/offering-details/[5/17/2011 2:16:23 PM]

BDCA - Risk Factors Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Risk Factors Investing in our common stock may be considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. Below are risk factors you should consider before buying shares of our common stock. We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. This is our initial public offering, and no public trading market exists for our shares. We do not currently intend to list our shares on an exchange and do not expect a public trading market to develop for the shares in the foreseeable future. Therefore, if you purchase shares you will likely have limited ability to sell your shares. We have not identified specific investments that we will make with the proceeds from this offering, and therefore you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. We are a new company and have no operating history. We intend to qualify as a regulated investment company, or RIC, under Subchapter M of the Internal Revenue Code of 1986, but may fail to do so. Current market conditions have impacted debt and equity capital markets in the United States. Economic conditions or other factors may affect our ability to borrow for investment purposes, and may therefore adversely affect our ability to achieve our investment objectives. Price declines in the large corporate leveraged loan market may adversely affect the fair value of our syndicated loan portfolio, reducing our net asset value through increased net unrealized depreciation. Our ability to achieve our investment objectives depends on our Advisor’s ability to manage and support our investment process. If our Advisor were to lose any members of its senior management team, our ability to achieve our investment objectives could be significantly impacted. Distributions are subject to approval by the Board of Directors. They are not guaranteed, and are subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may pay distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources. There is a risk that we may not be able to pay distributions, and that distributions may not grow over time. In addition, our distributions to our stockholders may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, a portion or all of the distributions that we pay may represent a return of capital to you which will lower your tax basis in your shares and reduce the amount of funds we have for investment in targeted assets. A significant portion of our investment portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there is and will be uncertainty as to the value of our portfolio investments. BDCA Advisor, its affiliates and Main Street Capital Corporation face conflicts of interest regarding compensation, investment opportunities and management resources. Because our business model depends to a significant extent upon relationships with private equity sponsors, investment banks, and commercial banks, the inability of our Advisor to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business. Borrowing funds to make investments will expose us to the risk of leverage, increasing the potential for gain or loss on amounts invested. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested. Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse. However, our board of directors may not withdraw our election to be treated as a Business Development Company without stockholder approval. Economic recessions or downturns such as the one we are currently experiencing could impair our portfolio companies and harm our operating results. An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/risk-factors/[5/17/2011 2:03:20 PM]

BDCA - Risk Factors http://www.bdcofamerica.com/risk-factors/[5/17/2011 2:03:20 PM]

BDCA - Executive Team Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION BDCA Adviser's Executive Team BDCA Adviser, LLC, a registered investment adviser, will be responsible for the overall management of BDCA’s activities and will be responsible for making investment decisions with respect to the portfolio. Key team members include: Nicholas S. Schorsch Chief Executive Officer Learn More About BDCA Mr. Schorsch currently serves as a director and Chief Executive Officer of Business Development Corporation of America (“BDCA”). He is also co-Founder and Chairman and CEO of American Realty Capital (“ARC”), a full-service real estate advisory firm. ARC is the parent company of Realty Capital Securities, LLC (“RCS”),(member FINRA/SIPC) registered broker-dealer with an open architecture platform in the direct investment space. He holds executive management positions for all of the public, non-traded direct investment offerings sponsored by ARC and which are distributed by RCS. From September 2002 until August 2006, Mr. Schorsch served as CEO of American Financial Realty Trust (NYSE: “AFR”) which he took public in 2003. Mr. Schorsch served as CEO and President of American Financial Resource Group (“AFRG”) from 1995 to 2002. AFRG was AFR’s predecessor and a private equity firm founded for the purpose of acquiring operating companies and other assets. Through AFRG and its successor corporation, AFRT, Mr. Schorsch has executed in excess of 1,000 acquisitions, acquiring both businesses and real estate property with transactional value of approximately $5 billion. Mr. Schorsch was dubbed the “Banker’s Landlord” by the Philadelphia Inquirer, and is the recipient of the Ernst & Young 2003 Entrepreneur of the Year, award for real estate in the greater Philadelphia area. He also served on the board of NAREIT from 2005 to 2006. William M. Kahane President Mr. Kahane is currently the President of BDCA. He is also co-Founder, President and COO of American Realty Capital. He holds executive management positions in all of the public, non-traded investment offerings sponsored by ARC and distributed by RC Securities. Mr. Kahane has been active in the acquisition, structuring and financial management of commercial real estate investments for 35 years. Mr. Kahane began his career as a real estate attorney. From 1981 to 1992 Mr. Kahane worked at Morgan Stanley, where he launched their real estate offices in Los Angeles and Tokyo, and built the firm’s real estate investment banking practices in Japan, Asia and Europe. Mr. Kahane was the Chief Investment Officer of Hong Kong based Robert H. Burns Holdings Ltd. from 1992 to 1998, a firm which actively invested in real estate, private equity and publically traded securities. Mr. Kahane chaired the Board of Directors of Catellus Development Corp., a NYSE growth-oriented real estate development company, from 1999 to 2001, and was a member of the board from 1997 to 2005. He was a trustee of NYSE-traded American Financial Realty Trust from 2003 to 2006, and served as Chairman of the Finance Committee. Mr. Kahane currently is a member of the investment committee at Aetos Capital Asia Advisors, a $3 billion series of opportunistic funds focusing on assets primarily in Japan and China. Peter M. Budko Chief Investment Officer and Chief Operating Officer Mr. Budko serves as the Chief Investment Officer and Chief Operating Officer of BDCA. He also serves as the CIO for ARC and part of the executive management team for a number of its public, non-traded direct investment offerings. Mr. Budko founded and formerly served as Managing Director and Group Head of the Structured Asset Finance Group, a division of Wachovia Capital Markets, LLC (NYSE: WB) from 1997 to 2006. As head of this group, Mr. Budko had responsibility for a diverse platform of structured financing products including, commercial asset securitization, net lease real estate financing and acquisitions, structured tax free exchange solutions and qualified intermediary services for real estate exchange investors. While at Wachovia, Mr. Budko acquired over $5 billion of net leased real estate assets. From 1987-1997, Mr. Budko worked in the Corporate Real Estate Finance Group at NationsBank Capital Markets (predecessor to Bank of America Securities), becoming head of the group in 1990. In addition to his broad real estate acquisition, structuring and financing expertise, Mr. Budko has significance experience with corporate credit underwriting and the financing and placement of a variety of debt structures. Brian Block Chief Financial Officer and Treasurer http://www.bdcofamerica.com/arc/[5/17/2011 2:03:32 PM]

BDCA - Executive Team Mr. Block currently serves as Chief Financial Officer and Treasurer of BDCA. In addition, he serves as CFO of ARC and all other public, non-traded direct investment offerings sponsored by ARC. He is responsible for the accounting, finance and reporting functions at ARC and has extensive experience in SEC reporting requirements and REIT tax compliance matters. Mr. Block has been instrumental in developing ARC’s management and financial infrastructure and positioning the organization for growth. Prior to joining ARC, Mr. Block served as the Senior Vice President and Chief Accounting Officer for American Financial Realty Trust from 2002 to 2007. From 2000 to 2002, Mr. Block was the Chief Financial Officer of a venture capital-backed technology company. He worked in public accounting at Ernst & Young and Arthur Andersen from 1994 to 2000. He is a certified public accountant and is a member of the AICPA and PICPA. Mr. Block serves on the REIT Committee and Financial Standards Subcommittee of the Investment Program Association. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/arc/[5/17/2011 2:03:32 PM]

BDCA - Main Street Capital

BDCA
Business Development Corporation of America

Select Log In

Search

HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION

Main Street Capital

Main Street Capital Corporation (NYSE: MAIN), a publicly-traded Business Development Company, serves as BDCA's sub-adviser. Its senior management team members have spent the last 15 years working together and bring with them the knowledge, resources and talent to select institutional-quality investments for BDCA. They will assist the adviser on identifying, evaluating, negotiating, structuring and managing investments for BDCA.

Main Street's management team averages 25 years of investment experience consulting for, and investing in the corporate finance industry. This has afforded the team with substantial expertise investing in corporate debt with a specialization in loan origination.

Main Street will focus on identifying and evaluating potential investments for BDCA's portfolio and developing long-term working relationships and partnerships with portfolio company management teams.

Senior Management of Main Street includes:



Vincent D. Foster
Chairman of the Board and Chief Executive Officer

Mr. Foster currently serves as Chief Executive Officer and a member of the investment committee for Main Street Capital Corporation. He has been Chairman of the Board of Directors since April 2007. Additionally, Mr. Foster serves as a founding director of Quanta Services, Inc. (NYSE: PWR), which provides specialty contracting services to the power, natural gas and telecommunications industries; Team, Inc. (NASDAQ: TISI), which provides specialty contracting services to the petrochemical, refining, electric power and other heavy industries; and Carriage Services, Inc. (NYSE: CSV), a death-care company. In addition, Mr. Foster serves as a founding director of the Texas TriCities Chapter of the National Association of Corporate Directors. Mr. Foster, a C.P.A., had a 19-year career with Arthur Andersen, LLP, where he was a partner from 1988-1997. He served as the director of the company's Corporate Finance and Mergers and Acquisitions practice for the Southwest United States and specialized in working with companies involved in consolidating their respective industries.

Mr. Foster received the Ernst & Young Entrepreneur of the Year 2008 Award in the financial services category in the Houston & Gulf Coast Area. He graduated from Michigan State University and received his J.D. from Wayne State University Law School.



Todd A. Reppert
President and Chief Financial Officer

Mr. Reppert currently serves as President and Chief Financial Officer of Main Street Capital Corporation. Since 2002, Mr. Reppert has been a senior managing director of Main Street Mezzanine Management, LLC and Main Street Capital Partners, LLC. Mr. Reppert has been a senior managing director of the general partner for Main Street Capital II, a Small Business Investment Company (SBIC) he co-founded, since January 2006. From 2000 to 2002, Mr. Reppert was a senior managing director of the predecessor entity of Main Street Mezzanine Fund. Prior to that, Mr. Reppert was a principal of Sterling City Capital, LLC, a private investment group focused on small to middle-market companies. Mr. Reppert joined Arthur Andersen, LLP in 1998, where he assisted in several industry consolidation initiatives, as well as numerous corporate finance and merger/acquisition initiatives.



Curtis L. Hartman
Senior Vice President

Mr. Hartman currently serves as a Senior Vice President at Main Street Capital Corporation. Mr. Hartman has been a managing director of Main Street Mezzanine Management, LLC and Main Street Capital Partners, LLC since 2002 and a managing director of the general partner for Main Street Capital II, LP since January 2006. From 2000 to 2002, he was a director of the predecessor entity of Main Street Mezzanine Fund. From 1999 to 2000, Mr. Hartman was an investment adviser for Sterling City Capital, LLC. Concurrently with joining Sterling City Capital, he joined United Glass Corporation, a Sterling City Capital portfolio company, as director of corporate development. Prior to joining Sterling City Capital, Mr. Hartman was a manager with PricewaterhouseCoopers LLP, in its M&A/Transaction Services group. He also served as a senior auditor with Deloitte & Touche LLP prior to his employment with PricewaterhouseCoopers.


MAIN ST

Learn More About Main Street Capital

Please note: In accessing this site, you are leaving the BDCA website. BDCA does not provide, and is not responsible for content available on third-party sites.

http://www.bdcofamerica.com/mscc/[5/17/2011 2:03:56 PM]

BDCA - Main Street Capital Dwayne L. Hyzak Senior Vice President Mr. Hyzak currently serves as a Senior Vice President at Main Street Capital Corporation. He has been a managing director of Main Street Mezzanine Management LLC and Main Street Capital Partners, LLC since 2002. Mr. Hyzak has also been a managing director of the general partner for Main Street Capital II, LP since January 2006. From 2000 to 2002, Mr. Hyzak was a director of integration with Quanta Services, Inc. (NYSE: PWR), where he was principally focused on the company’s mergers and acquisitions and corporate finance activities. Prior to joining Quanta Services, Inc., he was a manager with Arthur Andersen LLP in its Transaction Advisory Services group. David L. Magdol Senior Vice President Mr. Magdol currently serves as a Senior Vice President and a member of the investment committee at Main Street Capital Corporation. Mr. Magdol has been a managing director of Main Street Mezzanine Management, LLC and Main Street Capital Partners, LLC since 2002 and a managing director of the general partner for Main Street Capital II, LP since January 2006. From 2000 to 2002, Mr. Magdol was a vice president in the Investment Banking Group of Lazard Freres & Co. LLC. From 1996 to 2000, He served as a vice president of McMullen Group, a private equity investment firm capitalized by Dr. John J. McMullen from 1996 to 2000. Prior to joining the McMullen Group, Mr. Magdol worked in the Structured Finance Services Group of Chemical Bank as a management associate from 1993 to 1996. Rodger A. Stout Chief Compliance Officer, Senior Vice President—Finance and Administration and Treasurer Mr. Stout serves as Main Street Capital Corporation’s Chief Compliance Officer, Senior Vice President—Finance and Administration and Treasurer. He has been the CFO of Main Street Mezzanine Management, LLC, Main Street Capital Partners, LLC and the general partner of Main Street Capital II, LP since 2006. From 2000 to 2006, Mr. Stout was CFO for FabTech Industries, Inc., one of the largest domestic structural steel fabricating companies. He served as a senior financial executive for Jerold B. Katz Interests from 1985 to 2000, where he held numerous executive management positions during his time there. Prior to 1985, Mr. Stout was an international tax executive in the oil and gas service industry. Jason B. Beauvais Vice President, General Counsel and Secretary Mr. Beauvais serves as a Vice President, General Counsel and Secretary of Main Street Capital Corporation. Prior to joining the company in June 2008, Mr. Beauvais was an attorney with Occidental Petroleum Corporation, an international oil and gas exploration and production company. From October 2002 to August 2006, he was an associate at Baker Botts L.L.P., where he primarily counseled companies in public issuances and private placements of debt and equity and handled a wide range of general corporate and securities matters, including mergers and acquisitions. For more information on Main Street Capital Corporation please visit www.mainstcapital.com Please note information on Main Street's website is focused exclusively on their publicly traded company and is in no way affiliated with BDCA. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/mscc/[5/17/2011 2:03:56 PM]

BDCA - Main Street Capital http://www.bdcofamerica.com/mscc/[5/17/2011 2:03:56 PM]

BDCA - Porttfolio

BDCA
Business Development Corporation of America

Select Log In
Search

HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION




NEWS
& PRESS

Latest BDCA News

Overview

BDCA's main investment focus will be on U.S. lower middle market companies that represent a critical portion of the U.S economy. This large universe of companies (200,000+) has the ability to expand with the appropriate capital.[1] BDCA could potentially invest in the following industries:

- Professional services
- Industrial equipment
- Equipment rental
- Manufacturing
- Precast concrete manufacturing
- Restaurant
- Consumer products
- Agricultural services
- Governmental services
- Health care products
- Metal Fabrication
- Retail
- Information Services
- Transportation/Logistics
- Electronics Manufacturing
- Industrial Services
- Media/Marketing
- Custom Wood Products
- Tradeshow
- Infrastructure

[1] U.S. Census Bureau. 2007 (next report released in 2012).

AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein.

PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY.

Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500

Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 .

Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us
Copyright © 2011 Business Development Corporation of America

http://www.bdcofamerica.com/portfolio/[5/17/2011 2:04:08 PM]

BDCA - Forms Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Contact BDCA Forms BDCA Risk Factors BDCA’s forms include: Prospectus and Supplements AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/forms/[5/17/2011 2:04:22 PM]

BDCA - SEC Filings Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Click to View the BDCA SEC Filings Prospectus Contact BDCA for More Click here to view all of BDCA's SEC Filings Information AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/sec-filings/[5/17/2011 2:04:34 PM]

BDCA - Corporate Governance Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION BDCA's Prospectus Corporate Governance Contact BDCA Audit Committee Charter Compensation Committee Charter Nominating and Corporate Governance Committee Charter AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/corporate-governance/[5/17/2011 2:05:36 PM]

BDCA - News Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION News 06 BDCA News Check back soon May AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/news/[5/17/2011 2:05:48 PM]

BDCA - How to Invest

BDCA

Business Development Corporation of America

Select Log In

Search

HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION


BDCA • Business Development
Corporation of America • BDCA •
Business Development Development
Corporation of America • BDCA •
Business Development Corporation
of America • BDCA • Business
Development Corporation of America
• Business Development Corporation
of America • BDCA • Business

How to Invest

Offerings are available for investment only through broker dealers with valid selling agreements. Please contact your financial professional to learn more about Business Development Corporation of America and investing in the direct investment programs distributed by Realty Capital Securities. If you do not have a financial professional and would like a reference to one of these firms, please contact invest@rcsecurities.com.

Contact Information

Realty Capital Securities
Three Copley Place
Suite 3300
Boston, MA 02116

Telephone: 877-373-2522
Fax: 857-207-3397

E-mail: invest@rcsecurities.com

AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA ("BDCA") INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein.

PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY.

Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500

Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 .

Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us
Copyright © 2011 Business Development Corporation of America

http://www.bdcofamerica.com/how-to-invest/[5/17/2011 2:13:31 PM]

BDCA - What is a BDC? Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION What is a Business Development Company? An investment vehicle designed in the 1980’s to facilitate the flow of capital to private companies and smaller public companies Invests in the debt and equity of companies Regulated by the Investment Company Act of 1940 Required to maintain relatively moderate leverage. (must have $1 in equity for every $1 borrowed.) Must pay out at least 90% of its taxable income in the form of distributions Can either be traded or non-traded The $17 billion publicly traded BDC market place consists of 28 companies with market capitalizations ranging from $10 million to $3 billion.1 1 Stifel Nicolaus Weisel Financial Institutions Investment Banking Group. “Weekly BDC Market Overview.” January 21, 2011. Note: SNWF does not report on all BDC's in the industry. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/bdc/[5/17/2011 2:13:42 PM]

BDCA - Why BDCs? Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION Learn More About BDCA Why BDCs? Invest in BDCA Business Development Companies (“BDCs”) seek to provide investors with current income and capital appreciation. There are a number of reasons why BDCs have historically been attractive to institutional investors, and are becoming increasingly more popular with retail investors. BDCs can be used as a portion of a direct investment allocation within balanced investment portfolios. 1. Regular Distribution Payouts: BDC’s are required to distribute a minimum of 90% of their taxable income to maintain RIC (Regulated Investment Company) status. 2. Stable Asset Class: Investment in senior secured and second lien loans help to minimize credit risk.1 3. Diversified Asset Base: Due to legal requirements BDCs and RICs seek to build a diversified portfolio. 4. Moderate Leverage: By law, BDCs are required to maintain moderate leverage, with total debt outstanding generally not allowed to exceed total equity. 5. Growing Investor Interest: In 2003, there were only four publicly traded BDC’s in the marketplace. This market place has grown to approximately 28 companies. 6. Increased Regulatory Transparency: BDC’s are regulated by the Investment Company Act of 1940 and are also required to be valued on a quarterly basis by independent valuation firms. 1 BDCs may also invest in other layers of the capital structure including mezzanine debt, preferred equity and common equity. These types of investments tend to be more volatile than senior secured and second lien loans. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/why-bdc/[5/17/2011 2:13:57 PM]

BDCA - Glossary Select Log in Log in Search HOME OFFERING PROFILE LEADERSHIP PORTFOLIO INVESTOR RELATIONS HOW TO INVEST EDUCATION BDCA's Investment Glossary Strategy Equity Warrant A security that entitles the holder to buy the underlying stock of the issuing company at a fixed exercise price until the expiration date Frequently attached to bonds or preferred equity Can be used to enhance the yield of a bond Mezzanine Debt Private company equivalent of high yield bonds Can be fixed or floating rate May include a portion of the issuers equity at no additional cost— “free warrants” or equity co-investment rights Preferred Equity (also called preferred shares and preferreds) Security that has both equity and debt characteristics(hybrid) Senior to common equity, but subordinate to bonds Senior Secured Debt (also referred to as “senior secured loans”, “bank loans”, “high yield loans” or “leveraged loans”) Debt obligations of public and private corporations Originated by banks and other financial institutions Trade in the secondary market Yields reset to the floating rate LIBOR benchmark Secured by first lien on assets of the company Can be floating or fixed rate Second Lien Debt (Second lien loan) Same characteristics as Senior Secured Loans, but junior to senior debt AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA (“BDCA”) INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN BDCA ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT. THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is qualified in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. The prospectus is available electronically by clicking on the tab below or by contacting Realty Capital Securities, LLC as directed herein. PLEASE DIRECT ANY PROGRAM SPECIFIC INQUIRY TO BDCA DIRECTLY. Business Development Corporation of America, 405 Park Avenue, 12th Floor, New York, NY 10022, T 212-415-6500 Realty Capital Securities, LLC (Member FINRA/SIPC), is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522 . http://www.bdcofamerica.com/glossary/[5/17/2011 2:14:08 PM]

BDCA - Glossary Prospectus | Forms | Privacy Policy | Terms | Risk Factors | Site Map | Contact Us Copyright © 2011 Business Development Corporation of America http://www.bdcofamerica.com/glossary/[5/17/2011 2:14:08 PM]